Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	Global Business Travel Group, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001820872
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1